UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31, 2012

Check here if amendment [  ]; Amendment Number:   __

This Amendment (Check only one):  [  ] a restatement
                                  [  ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:            GREENHAVEN ASSOCIATES, INC.
                 THREE MANHATTANVILLE ROAD
                 PURCHASE, NY  10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            CHRIS A. WACHENHEIM
Title:           CO-PRESIDENT
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  CHRIS A. WACHENHEIM          PURCHASE, NY          JANUARY 30, 2013
------------------------          ------------          ----------------
       [Signature]                [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number              Name

-------------------------         -------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                      13F Period Ending December 31, 2012


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               COL 1                  COL 2       COL 3                      COL 5            COL 6                   COL 7
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                                    TITLE OF                  VALUE        PRINCIPAL                 SHARED
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                                     CLASS        CUSIP       ($000)         AMOUNT        SOLE       OTHER       SOLE        NONE
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
Agilent  Technologies, Inc. (A)      COMMON       00846U101    141,131     3,447,258     334,200   3,113,058     334,200   3,113,058
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Air Products & Chemicals (APD)       COMMON       009158106    302,648     3,602,095     683,375   2,918,720     683,375   2,918,720
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American Independence Corp (AMIC)    COMMON       026760405      1,003       200,639                 200,639           -     200,639
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Baker Hughes Inc. (BHI)              COMMON       057224107    287,324     7,033,639   1,482,950   5,550,689   1,482,950   5,550,689
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company (BA)                  COMMON       097023105     78,367     1,039,900               1,039,900           -   1,039,900
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp (DVN)              COMMON       25179M103    236,310     4,540,933     735,340   3,805,593     735,340   3,805,593
------------------------------------------------------------------------------------------------------------------------------------
EQT Corporation (EQT)                COMMON       26884L109    184,419     3,126,810     673,900   2,452,910     673,900   2,452,910
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp (FDX)                     COMMON       31428X106    414,046     4,514,239   1,201,121   3,313,118   1,201,121   3,313,118
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc. (HD)                 COMMON       437076102     55,462       896,710                 896,710           -     896,710
------------------------------------------------------------------------------------------------------------------------------------
Karolinska Development (KDEV)        COMMON         B3FPFG1         24        10,000                  10,000           -      10,000
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Lennox International Inc. (LII)      COMMON       526107107     21,647       412,160                 412,160           -     412,160
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies, Inc. (LOW)         COMMON       548661107    427,677    12,040,454   2,226,600   9,813,854   2,226,600   9,813,854
------------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries Inc. (MHK)         COMMON       608190104     26,035       287,770       2,600     285,170       2,600     285,170
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc.  (MOLX)                   COMMON       608554101     36,024     1,318,125     259,500   1,058,625     259,500   1,058,625
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc. - CL A  (MOLXA)           COMMON       608554200      2,634       118,000      36,500      81,500      36,500      81,500
------------------------------------------------------------------------------------------------------------------------------------
Pall Corporation (PLL)               COMMON       696429307        301         5,000       5,000           -       5,000           -
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Perkinelmer, Inc. (PKI)              COMMON       714046109     51,975     1,637,510       7,000   1,630,510       7,000   1,630,510
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)    COMMON       726503105      3,755        83,000       3,000      80,000       3,000      80,000
------------------------------------------------------------------------------------------------------------------------------------
Praxair Inc. (PX)                    COMMON       74005P104     45,412       414,907       2,060     412,847       2,060     412,847
------------------------------------------------------------------------------------------------------------------------------------
RHJ International (RHJI)             COMMON       B06S4F0BE      9,817     1,866,444   1,418,019     448,425   1,418,019     448,425
------------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co (SWN)         COMMON       845467109     14,613       437,385                 437,385           -     437,385
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines (LUV)             COMMON       844741108     37,611     3,672,970      15,000   3,657,970      15,000   3,657,970
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TD Ameritrade (AMTD)                 COMMON       87236Y108        848        50,435      21,700      28,735      21,700      28,735
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TE Connectivity Ltd (TEL)            COMMON       H84989104    144,544     3,893,975     744,220   3,149,755     744,220   3,149,755
------------------------------------------------------------------------------------------------------------------------------------
3M Company (MMM)                     COMMON       88579Y101    268,280     2,889,389     405,260   2,484,129     405,260   2,484,129
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Union Pacific Corp (UNP)             COMMON       907818108        377         3,000       3,000           -       3,000           -
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United Parcel Service (UPS)          COMMON       911312106    283,029     3,838,719     593,700   3,245,019     593,700   3,245,019
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Whirlpool Corp (WHR)                 COMMON       963320106    216,407     2,126,846     373,000   1,753,846     373,000   1,753,846
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                                                             3,291,718
